1933 Act Registration File No. 333-191142

1940 Act File No. 811- 22885

U.S SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 3	[X]

BROADVIEW FUNDS TRUST

(Exact Name of Registration as Specified in Charter)

330 East Kilbourn Avenue, Suite 1475

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 918-3900

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Christopher M. Cahlamer, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned in the City of Milwaukee and State of Wisconsin on the 13th day of December, 2013.

BROADVIEW FUNDS TRUST

By: /s/ Richard E. Lane
Richard E. Lane
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Richard E. Lane	President	December 13, 2013
Richard E. Lane	(principal executive officer)

/s/ Aaron J. Garcia	Treasurer	December 13, 2013
Aaron J. Garcia	(principal financial and accounting officer)

Richard J. Whiting*	Trustee
Richard J. Whiting

Gregory W. Berger*	Trustee
Gregory W. Berger

Cornelius J. Lavelle* Cornelius J. Lavelle	Trustee

Philip J. Uihlein, Sr.*	Trustee
Philip J. Uihlein, Sr.

*By: /s/ Richard E. Lane
Richard E. Lane
President
Attorney-in-Fact pursuant to Powers of Attorney filed in Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A on November 25, 2013 and incorporated by reference

Date: December 13, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase